EARNINGS PER SHARE (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstract]
Weighted average number of shares used in the computation of basic earnings per share	979	851	935	851
Weighted average number of shares used in the computation of diluted earnings per share	984	862	942	860
Net income attributable to ordinary shareholders	$ 348	$ 103	$ 1,106	$ 1,088
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued	1,123		1,123		1,016
Treasury, shares	108		108		108
Weighted Average Of Mandatory Convertible Preferred Shares	59		59